Long-term debt	3 Months Ended
Mar. 31, 2011
Long-term debt Current and Noncurrent[Abstract]
Long-term debt
12	Long-term debt

	Current liabilities		Non-current liabilities
	March 31,	December 31,	March 31,	December 31,
	2011	2010	2011	2010
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	1,078	2,384	2,580	2,530
Others	22	18	278	217
Fixed Rate Notes
US dollars	—	—	10,236	10,242
EUR	—	—	1,055	1,003
Perpetual notes	—	—	78	78
Accrued charges	189	233	—	—

	1,289	2,635	14,227	14,070

Brazilian debt
Brazilian reais indexed to Long-term Interest Rate — TJLP/CDI	86		3,991
Brazilian reais indexed to General Price Index-Market (IGP-M)	—	76	—	3,891
Basket of currencies	5	1	142	125
Non-convertible debentures	—	—	2,844	2,767
US dollars denominated	3	1	823	738
Accrued charges	175	110	—	—

	269	188	7,800	7,521

Total	1,558	2,823	22,027	21,591

The long-term portion at March 31, 2011 was as follows (Unaudited):

2012	1,023
2013	3,382
2014	1,085
2015	771
2016	15,299
No due date	467

22,027

At March 31, 2011 annual interest rates on long-term debt were as follows (Unaudited):

Up to 3%	4,514
3.1% to 5% (*)	2,213
5.1% to 7%	8,697
7.1% to 9% (**)	3,484
9.1% to 11% (**)	151
Over 11% (**)	4,446
Variable	80

23,585

(*)	Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**)	Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we, have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,596 of which US$ 5,756 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 3.04% per year in US dollars.
The average cost of all derivative transactions is 3.27% per year in US dollars.
Vale has non-convertible debentures at Brazilian Real denominated as follows:

					Balance
					March 31,
	Quantity as of March 31, 2011				2011	December 31,
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	(Unaudited)	2010
2nd Series	150,000	150,000	November 20, 2010	101.75% CDI	2,553	2,429
Tranche “B”	400,000	400,000	November 20, 2013	100% CDI + 0.25%	388	367

					2,941	2,796

Long-term portion					2,844	2,767
Accrued chages					97	29

					2,941	2,796

The indexation indices/ rates applied to our debt were as follows:

	Three-month period ended (unaudited)
	March	December	March
	31, 2011	31, 2010	31, 2010
TJLP — Long-Term Interest Rate (effective rate)	(4.5)	1.5	1.5
IGP-M — General Price Index — Market	2.4	3.2	2.8
Appreciation (devaluation) of Real against US dollar	2.3	1.7	(2.2)
In September 2010, Vale also entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers with 400,000 dwt, comprising a facility in an amount up to US$ 1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during the next 3 years according to the construction schedule. As of March 31, 2011, we had drawn US$ 291 under the facility.
In September 2010, we issued US$ 1 billion notes due 2020 and US$ 750 notes due 2039. The 2020 notes were sold at a price of 99.030% of the principal amount and will bear a coupon of 4.625% per year, payable semi-annually. The 2039 notes that were sold at a price of 110.872% of the principal amount will be consolidated with and form a single series with Vale Overseas US$ 1 billion 6.875% Guaranteed Notes due 2039 issued on November 10, 2009.
In June 2010, Vale established some facilities in the total amount of R$774 or US$ 430 with Banco Nacional de Desenvolvimento Economico Social — BNDES to finance the acquisition of certain equipment. In March 2011, Vale increased this kind of facility through a new agreement with BNDES in an amount of R$103 (US$ 62). As of March 31, 2011, we had drawn the equivalent of US$ 155 under these facilities.
In June 2010, we entered into a bilateral pre-export finance agreement in the amount of US$ 500 and final tenor of 10 years.
Credit Lines
We have revolving credit lines available under which amounts can be drawn down and repaid at the option of the borrower. At March 31, 2011, the total amount available under revolving credit lines was US$ 1,600, of which US$ 850 was granted to Vale International and the balance to Vale Canada Limited. As of March 31, 2011, neither Vale International nor Vale Canada Limited had drawn any amounts under these facilities, but US$ 118 of letters of credit were issued and remained outstanding pursuant Vale Canada Limited’s facility. In April 2011 we entered into a new revolving credit agreement with a syndicate of banks that will add US$ 3 billion to the total amount available under those facilities.
In January 2011, we entered into an agreement with some commercial banks with the guarantee of the Italian credit agency, Servizi Assicurativi Del Commercio Estero S.p.A (SACE), to provide us with a US$ 300 facility with a final tenor of 10 years. As of March 31, 2011 we had drawn US$ 300 under this facility.
In October 2010, we entered into agreement with Export Development Canada (EDC), for the financing of our capital expenditure program. Pursuant to the agreement, EDC will provide a facility in an amount up to US$ 1 billion. US$ 500 will be available for investments in Canada and the remaining US$ 500 will be related to existing and future Canadian purchases of goods and services. As of March 2011, Vale had drawn US$ 250 under the facility.
In May 2008, we entered into framework agreements with the Japan Bank for International Cooperation in the amount of US$3 billion and Nippon Export and Investment Insurance in the amount of US$2 billion for the financing of mining, logistics and power generation projects. In November, 2009, Vale signed a US$300 export facility agreement, through its subsidiary, PT International Nickel Indonesia Tbk (PTI), with Japanese financial institutions using credit insurance provided by Nippon Export and Investment Insurance — NEXI, to finance the construction of the Karebbe hydroelectric power plant on the Larona river, island of Sulawesi, Indonesia. Through March 31, 2011, PT International had drawn down US$300 on this facility.
In 2008, we established a credit line for R$7,300, or US$4 billion, with Banco Nacional de Desenvolvimento Econômico e Social — BNDES (the Brazilian National Development Bank) to support our investment program. As of March 31, 2011, we had drawn the equivalent of US$1,212 under this facility.
Guarantee
On March 31, 2011, US$2 (December 31, 2010 — US$2) of the total aggregate outstanding debt were secured by receivables. The remaining outstanding debt in the amount of US$23,583 (December 31, 2010 — US$24,412) were unsecured.
Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of March 31, 2011.